CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 6,801	$ (5,340)	$ (52,334)
Loss from discontinued operations			(200)
Net income (loss) from continuing operations	6,801	(5,340)	(52,134)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,140	13,108	15,072
Goodwill impairment			20,402
Impairment of long-lived assets			10,137
Stock-based compensation of options and RSUs	856	908	1,901
Accrued severance pay, net	118	(267)	(111)
Accrued interest and exchange rate differences on restricted cash and deposits, net	(239)	(442)	842
Exchange rate differences on long-term loans	186	(43)	(288)
Deferred income taxes, net	189	4	1
Decrease (increase) in trade receivables, net	(19,588)	(37,586)	4,553
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	(4,029)	(3,474)	1,080
Decrease (increase) in inventories	(10,763)	2,221	(2,821)
Decrease (increase) in restricted cash directly related to operating activities, net	38,123	48,519	(87,004)
Increase (decrease) in trade payables	4,087	12,454	(5,133)
Increase in accrued expenses	14,898	30,149	2,935
Increase (decrease) in advances from customers	(18,959)	(53,081)	79,884
Increase (decrease) in advances from customers held by trustees	(6,185)	(18)	(2,243)
Increase (decrease) in other current liabilities and other long-term liabilities	2,165	3,666	(1,860)
Net cash provided by (used in) operating activities	20,800	10,778	(14,787)
Cash flows from investing activities:
Purchase of property and equipment	(3,692)	(4,307)	(3,930)
Investment in restricted cash (including long-term)	(5,700)	(17,001)	(22,717)
Proceeds from restricted cash (including long-term)	661	7,441	34,120
Investment in restricted cash held by trustees	(14,218)	(16,200)	(16,634)
Proceeds from restricted cash held by trustees	18,974	16,498	21,501
Net cash provided by (used in) investing activities	(3,975)	(13,569)	12,340
Cash flows from financing activities:
Capital lease payments		(309)	(609)
Issuance of shares in a rights offering, net of issuance costs		35,085
Issuance of restricted stock units and exercise of stock option	661	588	5,683
Payment of obligation related to the purchase of intangible asset			(500)
Short-term bank credit and loans, net		(7,000)	(5,897)
Repayment of long-term loans	(4,673)	(4,443)	(4,544)
Net cash provided by (used in) financing activities	(4,012)	23,921	(5,867)
Effect of exchange rate changes on cash and cash equivalents	11	568	(977)
Increase (decrease) in cash and cash equivalents	12,824	21,698	(9,291)
Cash and cash equivalents at the beginning of the year	40,133	18,435	27,726
Cash and cash equivalents at the end of the year	52,957	40,133	18,435
Cash paid during the year for continuing operations:
Interest	906	1,448	1,507
Income taxes	2,410	2,105	517
Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	5,710	2,452	2,519
Reclassification from property and equipment to inventories	129	733	114
Capital lease			$ 26